Innovator Equity Managed Floor ETF
Schedule of Investments
July 31, 2025 (Unaudited)

COMMON STOCKS - 97.2%		Shares	Value
Advertising - 0.0%(a)
Trade Desk, Inc. - Class A (b)		160	$13,914

Aerospace/Defense - 2.1%
General Electric Co.		27,756	7,524,096
HEICO Corp.		6,684	2,184,331
HEICO Corp. - Class A		5,186	1,338,455
Lockheed Martin Corp.		7,716	3,248,282
TransDigm Group, Inc.		2,581	4,151,435
			18,446,599

Airlines - 0.2%
Delta Air Lines, Inc.		8,876	472,292
Southwest Airlines Co. (c)		35,144	1,087,004
			1,559,296

Apparel - 0.3%
Deckers Outdoor Corp. (b)		11,353	1,205,348
NIKE, Inc. - Class B		19,683	1,470,123
			2,675,471

Auto Manufacturers - 1.8%
Ford Motor Co.		118,871	1,315,902
General Motors Co.		36,033	1,922,000
Tesla, Inc. (b)		40,752	12,562,619
			15,800,521

Banks - 4.9%
Bank of America Corp.		153,279	7,245,499
Citizens Financial Group, Inc.		62,264	2,971,238
First Citizens BancShares, Inc. - Class A		325	648,297
Goldman Sachs Group, Inc.		9,803	7,093,353
Huntington Bancshares, Inc.		129,209	2,122,904
JPMorgan Chase & Co.		57,072	16,907,009
Morgan Stanley		21,592	3,075,996
Regions Financial Corp.		132,349	3,352,400
			43,416,696

Beverages - 1.5%
Brown-Forman Corp. - Class A		19,492	558,251
Brown-Forman Corp. - Class B (c)		45,273	1,306,126
Coca-Cola Co.		122,219	8,297,448
Constellation Brands, Inc. - Class A		17,006	2,840,682
			13,002,507

Biotechnology - 1.3%
Alnylam Pharmaceuticals, Inc. (b)		3,174	1,244,970
Amgen, Inc.		9,935	2,931,818
BioMarin Pharmaceutical, Inc. (b)		29,543	1,709,063
Illumina, Inc. (b)		13,504	1,386,996
Royalty Pharma PLC - Class A		40,751	1,499,637
Vertex Pharmaceuticals, Inc. (b)		5,236	2,392,171
			11,164,655

Building Materials - 0.8%
CRH PLC		16,449	1,570,057
Lennox International, Inc.		1,552	945,168
Trane Technologies PLC		9,290	4,069,763
			6,584,988

Chemicals - 1.2%
Dow, Inc. (c)		87,690	2,042,300
Linde PLC		11,369	5,232,696
PPG Industries, Inc.		32,631	3,442,571
Westlake Corp.		1,624	128,783
			10,846,350

Commercial Services - 1.0%
Block, Inc. (b)(c)		8,262	638,322
Cintas Corp.		17,421	3,877,044
PayPal Holdings, Inc. (b)		18,441	1,268,003
Toast, Inc. - Class A (b)		10,499	512,771
TransUnion (c)		4,393	418,170
United Rentals, Inc.		2,469	2,179,979
			8,894,289

Computers - 7.2%
Amdocs Ltd.		6,177	527,269
Apple, Inc.		243,451	50,533,124
Crowdstrike Holdings, Inc. - Class A (b)		5,168	2,349,218
Dell Technologies, Inc. - Class C		7,007	929,759
International Business Machines Corp.		23,151	5,860,676
Okta, Inc. (b)		4,112	402,154
Pure Storage, Inc. - Class A (b)		70	4,166
Super Micro Computer, Inc. (b)(c)		19,964	1,177,277
Zscaler, Inc. (b)		4,715	1,346,415
			63,130,058

Cosmetics/Personal Care - 0.9%
Estee Lauder Cos., Inc. - Class A		5,277	492,555
Procter & Gamble Co.		51,917	7,811,951
			8,304,506

Diversified Financial Services - 4.1%
American Express Co.		13,364	3,999,979
Apollo Global Management, Inc.		9,085	1,320,232
Ares Management Corp. - Class A		7,117	1,320,417
Blue Owl Capital, Inc. - Class A		20,882	404,067
Coinbase Global, Inc. - Class A (b)		1,866	704,900
Interactive Brokers Group, Inc. - Class A		29,276	1,919,335
LPL Financial Holdings, Inc.		1,623	642,270
Mastercard, Inc. - Class A		16,964	9,609,597
Nasdaq, Inc.		28,273	2,720,428
Rocket Cos., Inc. - Class A (c)		21,647	319,726
T Rowe Price Group, Inc.		7,053	715,527
TPG, Inc.		12,446	710,293
Tradeweb Markets, Inc. - Class A		5,708	790,843
Visa, Inc. - Class A		32,387	11,188,737
			36,366,351

Electric - 2.5%
Alliant Energy Corp. (c)		28,277	1,838,288
Ameren Corp.		12,930	1,307,611
CenterPoint Energy, Inc.		44,268	1,718,484
CMS Energy Corp.		30,332	2,238,502
Consolidated Edison, Inc.		22,103	2,287,660
DTE Energy Co.		17,477	2,418,991
Entergy Corp.		35,998	3,255,299
Evergy, Inc.		20,606	1,458,905
Eversource Energy		41,641	2,752,470
PPL Corp.		65,803	2,348,509
			21,624,719

Electrical Components & Equipment - 0.2%
AMETEK, Inc.		11,308	2,090,284

Electronics - 0.6%
Hubbell, Inc.		1,606	702,593
Jabil, Inc. (c)		2,694	601,220
TE Connectivity PLC		16,963	3,490,137
Trimble, Inc. (b)		9,900	830,511
			5,624,461

Entertainment - 0.6%
DraftKings, Inc. - Class A (b)		43,187	1,945,143
Flutter Entertainment PLC (b)		4,015	1,213,574
Live Nation Entertainment, Inc. (b)		10,916	1,612,293
TKO Group Holdings, Inc. (c)		1,138	191,195
Warner Music Group Corp. - Class A		5,811	170,030
			5,132,235

Environmental Control - 0.7%
Republic Services, Inc.		13,878	3,200,961
Waste Management, Inc.		14,432	3,307,237
			6,508,198

Food - 0.5%
Conagra Brands, Inc.		54,525	995,627
Hershey Co. (c)		11,826	2,201,173
Kellanova		17,008	1,357,749
			4,554,549

Healthcare-Products - 2.2%
Abbott Laboratories		41,752	5,268,685
Align Technology, Inc. (b)		5,264	679,109
Cooper Cos., Inc. (b)		12,929	913,951
Edwards Lifesciences Corp. (b)		14,938	1,184,733
GE HealthCare Technologies, Inc.		21,304	1,519,401
Intuitive Surgical, Inc. (b)		8,224	3,956,484
Natera, Inc. (b)		2,398	320,517
Thermo Fisher Scientific, Inc.		4,502	2,105,495
West Pharmaceutical Services, Inc.		10,850	2,595,971
Zimmer Biomet Holdings, Inc.		11,959	1,096,042
			19,640,388

Healthcare-Services - 0.9%
Cigna Group		6,015	1,608,291
HCA Healthcare, Inc.		5,294	1,874,023
Humana, Inc.		5,079	1,269,090
UnitedHealth Group, Inc.		12,015	2,998,463
			7,749,867

Home Builders - 0.1%
Lennar Corp. - Class B (c)		4,389	470,413

Household Products/Wares - 0.2%
Church & Dwight Co., Inc.		16,452	1,542,704

Insurance - 3.3%
Arch Capital Group Ltd.		15,995	1,376,530
Berkshire Hathaway, Inc. - Class B (b)		25,374	11,973,483
Brown & Brown, Inc.		22,102	2,019,460
Hartford Insurance Group, Inc.		25,574	3,181,150
Loews Corp.		27,756	2,513,028
Markel Group, Inc. (b)		1,028	2,064,522
Principal Financial Group, Inc.		14,649	1,140,132
Prudential Financial, Inc.		23,736	2,458,575
W R Berkley Corp.		31,460	2,164,762
			28,891,642

Internet - 14.2%
Alphabet, Inc. - Class A		92,896	17,826,742
Alphabet, Inc. - Class C		83,878	16,176,711
Amazon.com, Inc. (b)		157,914	36,969,246
Booking Holdings, Inc.		627	3,451,046
Coupang, Inc. (b)		15,441	454,429
DoorDash, Inc. - Class A (b)		7,746	1,938,436
Expedia Group, Inc.		6,810	1,227,298
MercadoLibre, Inc. (b)		918	2,179,231
Meta Platforms, Inc. - Class A		37,849	29,273,931
Netflix, Inc. (b)		6,463	7,493,202
Pinterest, Inc. - Class A (b)		25,808	996,189
Reddit, Inc. - Class A (b)		2,143	344,144
Robinhood Markets, Inc. - Class A (b)		8,091	833,778
Snap, Inc. - Class A (b)		56,413	531,975
Spotify Technology SA (b)(c)		4,112	2,576,332
Uber Technologies, Inc. (b)		38,825	3,406,894
			125,679,584

Iron/Steel - 0.2%
Nucor Corp.		8,440	1,207,511
Reliance, Inc.		2,839	823,679
			2,031,190

Machinery-Construction & Mining - 0.4%
GE Vernova, Inc.		4,663	3,078,932
Vertiv Holdings Co. - Class A		5,092	741,395
			3,820,327

Machinery-Diversified - 1.0%
Deere & Co.		5,685	2,981,044
Dover Corp.		13,945	2,525,997
IDEX Corp.		4,360	712,904
Westinghouse Air Brake Technologies Corp.		12,343	2,370,473
			8,590,418

Media - 0.5%
FactSet Research Systems, Inc.		1,609	648,266
Walt Disney Co.		34,625	4,124,184
			4,772,450

Mining - 0.2%
Freeport-McMoRan, Inc.		42,169	1,696,880
Southern Copper Corp.		1,614	151,949
			1,848,829

Miscellaneous Manufacturing - 0.7%
3M Co.		33,924	5,062,139
Carlisle Cos., Inc.		3,976	1,410,327
			6,472,466

Oil & Gas - 2.1%
Chevron Corp.		27,378	4,151,600
ConocoPhillips		54,427	5,189,070
Exxon Mobil Corp.		70,992	7,925,547
Valero Energy Corp.		9,142	1,255,288
			18,521,505

Oil & Gas Services - 0.1%
Halliburton Co.		27,008	604,979

Pharmaceuticals - 4.0%
AbbVie, Inc.		35,077	6,630,255
Bristol-Myers Squibb Co.		48,656	2,107,291
Cencora, Inc.		9,024	2,581,586
Eli Lilly & Co.		15,513	11,480,706
Johnson & Johnson		62,200	10,246,828
Merck & Co., Inc.		28,421	2,220,248
			35,266,914

Pipelines - 0.7%
Cheniere Energy, Inc.		7,258	1,712,017
Kinder Morgan, Inc.		148,590	4,169,435
			5,881,452

Private Equity - 0.5%
Blackstone, Inc.		13,270	2,295,179
KKR & Co., Inc.		15,549	2,279,173
			4,574,352

Retail - 4.7%
Carvana Co. (b)		2,258	881,004
Costco Wholesale Corp.		9,448	8,877,719
Darden Restaurants, Inc.		6,810	1,373,373
Ferguson Enterprises, Inc.		5,282	1,179,629
Home Depot, Inc.		22,644	8,321,896
Lowe's Cos., Inc.		17,490	3,910,239
McDonald's Corp.		21,606	6,483,312
Ross Stores, Inc.		14,906	2,035,265
Walmart, Inc.		89,227	8,742,462
			41,804,899

Semiconductors - 13.0%
Advanced Micro Devices, Inc. (b)		34,152	6,021,339
Broadcom, Inc.		77,625	22,798,462
Entegris, Inc. (c)		12,569	986,164
GLOBALFOUNDRIES, Inc. (b)		3,785	141,521
Intel Corp.		76,511	1,514,918
Lam Research Corp.		49,201	4,666,223
Marvell Technology, Inc.		13,456	1,081,459
Micron Technology, Inc.		11,625	1,268,752
NVIDIA Corp.		386,103	68,676,141
QUALCOMM, Inc.		19,645	2,883,100
Texas Instruments, Inc.		27,361	4,953,983
			114,992,062

Software - 13.0%
AppLovin Corp. - Class A (b)		3,550	1,386,985
Atlassian Corp. - Class A (b)		4,466	856,489
Bentley Systems, Inc. - Class B		28,690	1,663,446
Broadridge Financial Solutions, Inc.		9,766	2,417,183
Cloudflare, Inc. - Class A (b)		7,737	1,606,820
Datadog, Inc. - Class A (b)		5,806	812,724
HubSpot, Inc. (b)		4,037	2,097,827
Intuit, Inc.		6,684	5,247,809
Microsoft Corp.		127,123	67,820,121
MicroStrategy, Inc. - Class A (b)		3,749	1,506,573
MongoDB, Inc. (b)		35	8,326
Oracle Corp.		28,006	7,107,083
Palantir Technologies, Inc. - Class A (b)		44,611	7,064,152
ROBLOX Corp. - Class A (b)		19,053	2,625,313
Salesforce, Inc.		16,989	4,388,768
Samsara, Inc. - Class A (b)		8,381	318,729
Snowflake, Inc. - Class A (b)		11,867	2,652,275
SS&C Technologies Holdings, Inc.		15,934	1,362,038
Veeva Systems, Inc. - Class A (b)		4,743	1,347,961
Workday, Inc. - Class A (b)(c)		7,264	1,666,216
Zoom Communications, Inc. - Class A (b)		17,076	1,264,478
			115,221,316

Telecommunications - 2.1%
AT&T, Inc.		234,900	6,438,609
Cisco Systems, Inc.		120,278	8,188,526
T-Mobile US, Inc.		17,766	4,235,592
			18,862,727

Transportation - 0.7%
Expeditors International of Washington, Inc.		9,841	1,143,918
FedEx Corp.		4,984	1,113,874
Union Pacific Corp.		16,962	3,765,055
			6,022,847
TOTAL COMMON STOCKS (Cost $728,486,119)			859,003,978

REAL ESTATE INVESTMENT TRUSTS - COMMON - 1.5%		Shares	Value
REITS - 1.5%
Alexandria Real Estate Equities, Inc.		12,238	935,350
American Tower Corp.		10,131	2,111,199
Essex Property Trust, Inc.		6,168	1,604,790
Healthpeak Properties, Inc.		103,326	1,750,342
Invitation Homes, Inc.		70,950	2,174,618
Mid-America Apartment Communities, Inc.		11,350	1,616,581
SBA Communications Corp.		7,247	1,628,546
Sun Communities, Inc.		10,833	1,343,617
			13,165,043
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $13,752,913)			13,165,043

PURCHASED OPTIONS - 1.0%(b)	Notional Amount	Contracts	Value
Put Options - 1.0%			$–
SPDR S&P 500 ETF Trust (d)(e)		–	$–
Expiration: 09/30/2025; Exercise Price: $510.00	$ 215,539,280	3,410	$351,230
Expiration: 12/31/2025; Exercise Price: $530.00	228,244,088	3,611	1,881,331
Expiration: 03/31/2026; Exercise Price: $500.00	240,063,984	3,798	2,210,436
Expiration: 06/30/2026; Exercise Price: $555.00	186,906,056	2,957	4,503,511
TOTAL PURCHASED OPTIONS (Cost $22,273,231)			8,946,508

SHORT-TERM INVESTMENTS - 1.5%			Value
Investments Purchased with Proceeds from Securities Lending - 1.5%		Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.58%(f)		13,164,406	13,164,406
TOTAL SHORT-TERM INVESTMENTS (Cost $13,164,406)			13,164,406

TOTAL INVESTMENTS - 101.2% (Cost $777,676,669)			894,279,935
Money Market Deposit Account - 0.4% (g)			3,338,788
Liabilities in Excess of Other Assets - (1.6)%			(14,171,210)
TOTAL NET ASSETS - 100.0%			$883,447,513
two			–%
Percentages are stated as a percent of net assets.			–%

LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of July 31, 2025. The fair value of these securities was $12,646,887.
(d)	Exchange-traded.
(e)	100 shares per contract.
(f)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.
(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of July 31, 2025 was 4.20%.

Innovator Equity Managed Floor ETF
Schedule of Written Options
July 31, 2025 (Unaudited)

WRITTEN OPTIONS - (0.1)%	Notional Amount	Contracts	Value
Call Options - (0.1)%
S&P 500 Index (a)(b)		–	$–
Expiration: 08/04/2025; Exercise Price: $6,450.00	$(278,299,221)	(439)	$(68,045)
Expiration: 08/08/2025; Exercise Price: $6,510.00	(317,603,439)	(501)	(93,687)
Expiration: 08/13/2025; Exercise Price: $6,470.00	(273,861,648)	(432)	(738,720)
TOTAL WRITTEN OPTIONS (Premiums received $1,913,921)			$(900,452)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

Innovator Equity Managed Floor ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$859,003,978	$–	$–	$859,003,978
Real Estate Investment Trusts - Common	13,165,043	–	–	13,165,043
Purchased Options	8,946,508	–	–	8,946,508
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	13,164,406
Total Investments	$881,115,529	$–	$–	$894,279,935

Liabilities:
Investments:
Written Options	$(900,452)	$–	$–	$(900,452)
Total Investments	$(900,452)	$–	$–	$(900,452)

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $13,164,406 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Allocation of Portfolio Holdings as of July 31, 2025 (% of Net Assets)

Common Stocks	$859,003,978	97.2%
Real Estate Investment Trusts - Common	13,165,043	1.5
Purchased Options	8,946,508	1.0
Written Options	(900,452)	(0.1)
Investments Purchased with Proceeds from Securities Lending	13,164,406	1.5
Money Market Deposit Account	3,338,788	0.4
Liabilities in Excess of Other Assets	(13,270,758)	(1.5)
	$883,447,513	100.0%